UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Harrison Street Securities, LLC
Address: 71 S. Wacker Drive
         Suite 3575
         Chicago, IL  60606

13F File Number:  028-14583

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James P. McNamara
Title:     Director of Operations
Phone:     312-582-2861

Signature, Place, and Date of Signing:

 /s/    James P. McNamara     Chicago, IL     February 11, 2013

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-10906                     Henderson Global Investors Ltd

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $83,596 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP NEW        COM              03027X100     7238    93670 SH       SOLE                    93670        0        0
APARTMENT INVT & MGMT CO       CL A             03748R101     2843   105080 SH       SOLE                   105080        0        0
BIOMED REALTY TRUST INC        COM              09063H107     2230   115365 SH       SOLE                   115365        0        0
BOSTON PROPERTIES INC          COM              101121101     4047    38252 SH       SOLE                    38252        0        0
CAMDEN PPTY TR                 SH BEN INT       133131102     2642    38729 SH       SOLE                    38729        0        0
CBL & ASSOC PPTYS INC          COM              124830100     1859    87630 SH       SOLE                    87630        0        0
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108     1637    65524 SH       SOLE                    65524        0        0
CUBESMART                      COM              229663109     2060   141354 SH       SOLE                   141354        0        0
DIGITAL RLTY TR INC            COM              253868103     3248    47845 SH       SOLE                    47845        0        0
DUPONT FABROS TECHNOLOGY INC   COM              26613Q106     1009    41776 SH       SOLE                    41776        0        0
ESSEX PPTY TR INC              COM              297178105     2560    17459 SH       SOLE                    17459        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     2437    23430 SH       SOLE                    23430        0        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103     2758   138929 SH       SOLE                   138929        0        0
HEALTH CARE REIT INC           COM              42217K106     7045   114953 SH       SOLE                   114953        0        0
HOME PROPERTIES INC            COM              437306103     2052    33471 SH       SOLE                    33471        0        0
INLAND REAL ESTATE CORP        COM NEW          457461200     1415   168871 SH       SOLE                   168871        0        0
KIMCO RLTY CORP                COM              49446R109     3035   157100 SH       SOLE                   157100        0        0
LASALLE HOTEL PPTYS            COM SH BEN INT   517942108     2111    83149 SH       SOLE                    83149        0        0
MEDICAL PPTYS TRUST INC        COM              58463J304     3323   277862 SH       SOLE                   277862        0        0
MID-AMER APT CMNTYS INC        COM              59522J103     2352    36330 SH       SOLE                    36330        0        0
RAYONIER INC                   COM              754907103     2397    46250 SH       SOLE                    46250        0        0
RLJ LODGING TR                 COM              74965L101     1665    85937 SH       SOLE                    85937        0        0
SABRA HEALTH CARE REIT INC     COM              78573L106     2024    93164 SH       SOLE                    93164        0        0
SIMON PPTY GROUP INC NEW       COM              828806109     9122    57702 SH       SOLE                    57702        0        0
SL GREEN RLTY CORP             COM              78440X101     4569    59613 SH       SOLE                    59613        0        0
STAG INDL INC                  COM              85254J102     1668    92800 SH       SOLE                    92800        0        0
WEYERHAEUSER CO                COM              962166104     4250   152776 SH       SOLE                   152776        0        0